Income Taxes - Rate reconcilation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
Income tax expense at the statutory rate of 35.0%	$ 36,863	$ 22,179	$ 21,932
Provision to return and deferred tax adjustments	145	1,705	(1,637)
State tax, net of federal benefit	3,504	2,717	2,275
Permanent adjustments	1,810	173	(115)
Foreign subsidiary tax rate differences	(5,035)	(985)	1,252
Impact of entity restructuring			15,501
Gain on divestiture	3,465
Other	(773)	338	(6)
Subtotal	39,979	26,127	39,202
Change in valuation allowance	(637)	2,047	2,816
Income Tax Expense (Benefit), Total	$ 39,342	$ 28,174	$ 42,018